Label	Element	Value
Highmore Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001650149_SupplementTextBlock	Highmore Managed Volatility Fund Institutional Class HMVZX Advisor Class HMVQX May 2, 2017 Supplement to the Prospectus dated November 1, 2016, as supplemented
Risk/Return [Heading]	rr_RiskReturnHeading	Highmore Managed Volatility Fund
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Effective immediately, the following paragraph is added under the Derivatives Risk disclosure under the sub-heading “Principal Risks of Investing in the Fund,” on page 6 and under the sub-heading “Principal Risks,” on page 18 of the Fund’s prospectus.

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Management of Cash Collateral. Upon entering certain derivatives contracts, the Fund may at times hold large portions of its net assets in cash collateral to offset its derivative investments.  In order to generate modest income, the Adviser or a Sub-Adviser, may direct a portion of the cash collateral to be invested in money market instruments, U.S. Treasury bonds, or short-term, investment-grade corporate bonds.

Risk Closing [Text Block]	rr_RiskClosingTextBlock
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You should read this Supplement in conjunction with the Prospectus and the SAI.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund at 844-HMRFUND (844-467-3863).

Please retain this Supplement for future reference.